UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-10 Year Central Fund

November 30, 2012

1.841406.106

CB10CEN-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.2%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 2,450,000	$ 2,582,797
Automobiles - 1.2%
Daimler Finance North America LLC 1.95% 3/28/14 (c)	4,094,000	4,148,925
Volkswagen International Finance NV 2.375% 3/22/17 (c)	3,345,000	3,456,887
		7,605,812
Media - 2.5%
Comcast Corp.:
4.95% 6/15/16	1,745,000	1,976,965
5.7% 5/15/18	1,733,000	2,105,271
Discovery Communications LLC:
3.7% 6/1/15	1,004,000	1,072,420
5.05% 6/1/20	372,000	436,530
NBCUniversal Media LLC 3.65% 4/30/15	2,684,000	2,862,749
Time Warner Cable, Inc.:
6.2% 7/1/13	2,157,000	2,225,252
6.75% 7/1/18	1,090,000	1,364,446
Time Warner, Inc.:
3.15% 7/15/15	995,000	1,055,989
5.875% 11/15/16	1,383,000	1,627,956
Viacom, Inc.:
1.25% 2/27/15	833,000	841,442
3.5% 4/1/17	483,000	523,739
		16,092,759
Specialty Retail - 0.1%
Lowe's Companies, Inc. 3.8% 11/15/21	443,000	494,508
TOTAL CONSUMER DISCRETIONARY		26,775,876
CONSUMER STAPLES - 6.1%
Beverages - 3.6%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	522,000	525,226
5.375% 11/15/14	4,535,000	4,939,100
Beam, Inc. 1.875% 5/15/17	140,000	143,722
FBG Finance Ltd. 5.125% 6/15/15 (c)	2,726,000	3,005,693
Fortune Brands, Inc.:
5.375% 1/15/16	524,000	588,755
6.375% 6/15/14	1,227,000	1,327,720
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV:
0.8% 10/1/15 (c)	$ 946,000	$ 944,051
1.4% 10/1/17 (c)	352,000	352,686
2.75% 4/1/23 (c)	368,000	364,203
PepsiCo, Inc. 7.9% 11/1/18	1,395,000	1,905,493
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	4,300,000	4,383,042
2.45% 1/15/17 (c)	4,300,000	4,504,706
		22,984,397
Food & Staples Retailing - 0.6%
Walgreen Co.:
1% 3/13/15	3,433,000	3,438,074
1.8% 9/15/17	292,000	295,239
		3,733,313
Food Products - 1.1%
Kraft Foods, Inc. 6.5% 8/11/17	5,706,000	7,009,501
Tobacco - 0.8%
Altria Group, Inc. 9.7% 11/10/18	1,281,000	1,807,339
Reynolds American, Inc. 6.75% 6/15/17	2,722,000	3,324,172
		5,131,511
TOTAL CONSUMER STAPLES		38,858,722
ENERGY - 13.0%
Energy Equipment & Services - 2.6%
Cameron International Corp. 1.6% 4/30/15	510,000	515,422
DCP Midstream LLC:
4.75% 9/30/21 (c)	649,000	694,000
5.35% 3/15/20 (c)	323,000	357,451
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	2,773,000	3,372,844
Noble Holding International Ltd.:
3.05% 3/1/16	1,670,000	1,760,307
3.45% 8/1/15	2,374,000	2,511,637
Transocean, Inc. 6.5% 11/15/20	2,935,000	3,532,880
Weatherford International Ltd.:
4.95% 10/15/13	1,617,000	1,667,918
5.15% 3/15/13	2,113,000	2,135,966
		16,548,425
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 1,824,000	$ 2,115,289
6.375% 9/15/17	3,910,000	4,693,920
Apache Corp. 3.25% 4/15/22	426,000	454,899
Cenovus Energy, Inc. 4.5% 9/15/14	1,645,000	1,749,793
DCP Midstream Operating LP 4.95% 4/1/22	2,315,000	2,500,325
Duke Energy Field Services 5.375% 10/15/15 (c)	1,134,000	1,212,934
El Paso Natural Gas Co. 5.95% 4/15/17	867,000	1,009,003
Enbridge Energy Partners LP 4.2% 9/15/21	662,000	715,656
Encana Holdings Finance Corp. 5.8% 5/1/14	2,681,000	2,862,094
Enterprise Products Operating LP 5.6% 10/15/14	1,816,000	1,972,447
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	828,000	980,583
Marathon Petroleum Corp.:
3.5% 3/1/16	902,000	963,006
5.125% 3/1/21	380,000	446,542
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	3,133,000	3,288,917
Motiva Enterprises LLC 5.75% 1/15/20 (c)	2,288,000	2,791,959
Nexen, Inc.:
5.2% 3/10/15	843,000	914,763
6.2% 7/30/19	4,117,000	5,040,608
Occidental Petroleum Corp. 2.7% 2/15/23	3,550,000	3,670,391
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	626,000	663,199
Petroleos Mexicanos 6% 3/5/20	2,417,000	2,902,817
Phillips 66:
1.95% 3/5/15 (c)	3,370,000	3,443,004
2.95% 5/1/17 (c)	3,371,000	3,592,266
4.3% 4/1/22 (c)	630,000	697,447
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	208,000	221,856
3.95% 9/15/15	378,000	408,426
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (c)	1,092,000	1,370,460
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	2,525,000	2,588,125
Southeast Supply Header LLC 4.85% 8/15/14 (c)	1,490,000	1,556,543
Spectra Energy Capital, LLC 5.65% 3/1/20	1,155,000	1,386,371
Spectra Energy Partners, LP:
2.95% 6/15/16	268,000	276,093
4.6% 6/15/21	152,000	166,511
Suncor Energy, Inc. 6.1% 6/1/18	1,138,000	1,391,460
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	$ 4,191,000	$ 4,404,448
Western Gas Partners LP 5.375% 6/1/21	3,378,000	3,874,397
		66,326,552
TOTAL ENERGY		82,874,977
FINANCIALS - 39.4%
Capital Markets - 6.0%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,938,000	2,156,694
BlackRock, Inc.:
3.375% 6/1/22	606,000	649,697
4.25% 5/24/21	915,000	1,040,575
Goldman Sachs Group, Inc.:
5.75% 1/24/22	978,000	1,160,023
5.95% 1/18/18	1,204,000	1,393,127
6.15% 4/1/18	4,244,000	4,956,440
Lazard Group LLC:
6.85% 6/15/17	3,568,000	4,119,673
7.125% 5/15/15	1,279,000	1,418,144
Merrill Lynch & Co., Inc. 6.4% 8/28/17	1,636,000	1,916,036
Morgan Stanley:
4% 7/24/15	2,510,000	2,625,437
4.75% 4/1/14	740,000	765,912
4.875% 11/1/22	3,456,000	3,596,037
5.5% 7/28/21	2,491,000	2,846,655
5.625% 9/23/19	1,000,000	1,127,160
5.75% 1/25/21	300,000	342,503
5.95% 12/28/17	551,000	623,837
6.625% 4/1/18	3,298,000	3,839,891
UBS AG Stamford Branch 2.25% 1/28/14	3,810,000	3,869,432
		38,447,273
Commercial Banks - 10.0%
Associated Banc Corp. 5.125% 3/28/16	4,090,000	4,500,280
Bank of America NA 5.3% 3/15/17	3,009,000	3,363,195
BB&T Corp. 3.95% 3/22/22	3,300,000	3,598,983
Comerica Bank 5.7% 6/1/14	1,120,000	1,193,291
Comerica, Inc. 4.8% 5/1/15	2,236,000	2,418,844
Credit Suisse 6% 2/15/18	2,547,000	2,934,692
Credit Suisse New York Branch 5.4% 1/14/20	2,650,000	2,979,233
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Discover Bank:
7% 4/15/20	$ 572,000	$ 717,103
8.7% 11/18/19	310,000	410,606
Fifth Third Bancorp:
3.5% 3/15/22	1,167,000	1,236,103
5.45% 1/15/17	4,080,000	4,605,582
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	1,048,000	1,050,620
Huntington Bancshares, Inc. 7% 12/15/20	2,642,000	3,218,936
KeyBank NA:
5.45% 3/3/16	938,000	1,053,556
5.8% 7/1/14	7,487,000	8,040,035
KeyCorp. 5.1% 3/24/21	1,147,000	1,344,338
Marshall & Ilsley Bank:
4.85% 6/16/15	3,202,000	3,445,486
5% 1/17/17	1,832,000	2,039,056
Regions Bank 7.5% 5/15/18	1,802,000	2,162,400
Regions Financial Corp.:
5.75% 6/15/15	156,000	168,480
7.75% 11/10/14	822,000	906,255
SunTrust Banks, Inc.:
3.5% 1/20/17	4,237,000	4,576,799
3.6% 4/15/16	557,000	596,100
UnionBanCal Corp.:
3.5% 6/18/22	1,771,000	1,879,293
5.25% 12/16/13	615,000	640,681
Wachovia Bank NA 4.8% 11/1/14	1,018,000	1,092,031
Wachovia Corp. 5.625% 10/15/16	3,157,000	3,634,973
		63,806,951
Consumer Finance - 3.8%
American Express Credit Corp.:
2.75% 9/15/15	2,985,000	3,140,856
2.8% 9/19/16	1,145,000	1,216,679
American Honda Finance Corp. 1.45% 2/27/15 (c)	4,360,000	4,432,145
Discover Financial Services:
3.85% 11/21/22 (c)	1,025,000	1,032,084
5.2% 4/27/22	2,189,000	2,457,457
6.45% 6/12/17	2,218,000	2,604,915
General Electric Capital Corp.:
2.15% 1/9/15	5,000,000	5,128,950
2.25% 11/9/15	1,179,000	1,218,853
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
4.625% 1/7/21	$ 1,552,000	$ 1,759,797
HSBC USA, Inc. 2.375% 2/13/15	540,000	555,985
Hyundai Capital America:
1.625% 10/2/15 (c)	223,000	224,544
2.125% 10/2/17 (c)	246,000	249,015
		24,021,280
Diversified Financial Services - 8.0%
ABB Finance (USA), Inc. 2.875% 5/8/22	3,345,000	3,453,696
Bank of America Corp.:
3.875% 3/22/17	1,725,000	1,875,475
6.5% 8/1/16	2,230,000	2,589,851
BP Capital Markets PLC:
3.125% 10/1/15	2,459,000	2,617,215
3.625% 5/8/14	2,672,000	2,786,509
4.5% 10/1/20	2,442,000	2,829,077
Capital One Capital V 10.25% 8/15/39	3,869,000	3,888,345
Capital One Capital VI 8.875% 5/15/40	4,140,000	4,156,792
Citigroup, Inc.:
4.75% 5/19/15	9,189,000	9,928,522
5.875% 1/30/42	268,000	333,384
6.125% 5/15/18	540,000	646,101
6.5% 8/19/13	9,018,000	9,374,978
JPMorgan Chase & Co.:
3.4% 6/24/15	2,411,000	2,542,450
3.45% 3/1/16	3,000,000	3,198,165
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	396,000	401,857
TECO Finance, Inc. 5.15% 3/15/20	299,000	351,066
		50,973,483
Insurance - 6.6%
American International Group, Inc.:
3.8% 3/22/17	2,223,000	2,393,782
4.875% 9/15/16	4,135,000	4,628,132
Aon Corp.:
3.125% 5/27/16	643,000	680,520
3.5% 9/30/15	3,099,000	3,274,369
5% 9/30/20	236,000	272,297
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	1,385,000	1,419,625
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
4% 10/15/17	$ 2,390,000	$ 2,603,611
5.125% 4/15/22	306,000	348,111
5.375% 3/15/17	728,000	828,295
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,030,000	2,311,971
MetLife, Inc. 1.756% 12/15/17 (b)	296,000	300,824
Monumental Global Funding III 5.5% 4/22/13 (c)	2,045,000	2,083,430
Pacific Life Global Funding 5.15% 4/15/13 (c)	3,140,000	3,193,079
Pacific LifeCorp 6% 2/10/20 (c)	2,092,000	2,355,494
Prudential Financial, Inc.:
4.5% 11/16/21	3,225,000	3,605,847
5.15% 1/15/13	3,003,000	3,018,928
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(e)	1,202,000	1,193,480
Symetra Financial Corp. 6.125% 4/1/16 (c)	4,484,000	4,878,072
Unum Group:
5.625% 9/15/20	353,000	404,550
7.125% 9/30/16	2,206,000	2,609,120
		42,403,537
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	201,000	216,180
Boston Properties, Inc. 3.85% 2/1/23	788,000	836,966
BRE Properties, Inc. 5.5% 3/15/17	2,481,000	2,828,891
DDR Corp. 4.625% 7/15/22	242,000	263,248
Developers Diversified Realty Corp.:
4.75% 4/15/18	306,000	338,587
7.5% 4/1/17	3,334,000	4,011,549
Duke Realty LP:
3.875% 10/15/22	507,000	517,561
4.375% 6/15/22	379,000	401,511
4.625% 5/15/13	588,000	597,955
5.4% 8/15/14	556,000	592,452
6.75% 3/15/20	1,423,000	1,721,228
8.25% 8/15/19	282,000	360,993
Federal Realty Investment Trust 5.9% 4/1/20	203,000	241,933
Washington (REIT) 5.25% 1/15/14	1,209,000	1,256,702
		14,185,756
Real Estate Management & Development - 2.8%
BioMed Realty LP:
3.85% 4/15/16	3,244,000	3,442,650
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
6.125% 4/15/20	$ 263,000	$ 309,013
Brandywine Operating Partnership LP 5.7% 5/1/17	329,000	369,612
Liberty Property LP:
4.125% 6/15/22	325,000	343,197
4.75% 10/1/20	2,313,000	2,525,394
5.125% 3/2/15	809,000	873,963
5.5% 12/15/16	1,383,000	1,577,591
Mack-Cali Realty LP:
4.5% 4/18/22	200,000	213,409
7.75% 8/15/19	2,632,000	3,291,387
Post Apartment Homes LP 3.375% 12/1/22	300,000	302,955
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	1,012,000	1,067,585
5.5% 1/15/14 (c)	643,000	663,101
5.7% 4/15/17 (c)	1,577,000	1,718,917
Simon Property Group LP 2.8% 1/30/17	149,000	158,299
Tanger Properties LP:
6.125% 6/1/20	623,000	745,051
6.15% 11/15/15	59,000	67,195
		17,669,319
TOTAL FINANCIALS		251,507,599
HEALTH CARE - 3.7%
Biotechnology - 0.9%
Amgen, Inc. 3.875% 11/15/21	3,305,000	3,637,559
Celgene Corp. 2.45% 10/15/15	2,305,000	2,396,103
		6,033,662
Health Care Providers & Services - 1.9%
Aristotle Holding, Inc.:
3.9% 2/15/22 (c)	3,500,000	3,770,036
4.75% 11/15/21 (c)	1,650,000	1,886,714
Express Scripts, Inc. 3.125% 5/15/16	606,000	641,071
Medco Health Solutions, Inc. 2.75% 9/15/15	4,420,000	4,615,970
UnitedHealth Group, Inc.:
0.85% 10/15/15	199,000	199,821
2.75% 2/15/23	115,000	116,647
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.25% 9/10/15	$ 197,000	$ 198,748
1.875% 1/15/18	356,000	362,386
3.3% 1/15/23	317,000	325,857
		12,117,250
Pharmaceuticals - 0.9%
Novartis Capital Corp. 2.4% 9/21/22	2,403,000	2,419,425
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	231,000	235,252
5% 8/15/14	2,704,000	2,889,029
		5,543,706
TOTAL HEALTH CARE		23,694,618
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	2,147,000	2,260,548
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. 2.45% 10/1/22	3,442,000	3,491,348
Airlines - 0.8%
Continental Airlines, Inc.:
6.648% 3/15/19	2,081,162	2,216,438
6.9% 7/2/19	631,604	682,133
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,204,035	1,255,207
8.36% 1/20/19	995,585	1,090,166
		5,243,944
Machinery - 0.7%
Deere & Co. 2.6% 6/8/22	4,389,000	4,485,027
TOTAL INDUSTRIALS		15,480,867
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.6%
Tyco Electronics Group SA:
1.6% 2/3/15	344,000	349,141
5.95% 1/15/14	3,325,000	3,515,925
		3,865,066
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.6%
Xerox Corp.:
2.95% 3/15/17	$ 2,090,000	$ 2,139,165
4.25% 2/15/15	1,384,000	1,455,873
		3,595,038
TOTAL INFORMATION TECHNOLOGY		7,460,104
MATERIALS - 2.7%
Chemicals - 0.6%
The Dow Chemical Co. 7.6% 5/15/14	3,269,000	3,582,592
Construction Materials - 0.3%
CRH America, Inc. 6% 9/30/16	1,702,000	1,915,130
Metals & Mining - 1.8%
Alcoa, Inc. 5.4% 4/15/21	1,595,000	1,683,098
Anglo American Capital PLC 9.375% 4/8/14 (c)	3,353,000	3,704,730
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	3,350,000	3,633,075
Vale Overseas Ltd. 6.25% 1/23/17	2,156,000	2,489,149
		11,510,052
TOTAL MATERIALS		17,007,774
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.4% 8/15/16	648,000	678,219
2.5% 8/15/15	2,516,000	2,628,123
CenturyLink, Inc. 6.45% 6/15/21	1,820,000	1,999,250
		5,305,592
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de C.V.:
2.375% 9/8/16	678,000	708,254
3.625% 3/30/15	3,693,000	3,932,775
		4,641,029
TOTAL TELECOMMUNICATION SERVICES		9,946,621
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 8.1%
Electric Utilities - 4.6%
AmerenUE 6.4% 6/15/17	$ 2,775,000	$ 3,414,851
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,721,000	5,988,937
Commonwealth Edison Co. 1.95% 9/1/16	403,000	417,646
Duke Capital LLC 5.668% 8/15/14	1,909,000	2,056,976
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	2,292,000	2,792,481
Edison International 3.75% 9/15/17	410,000	447,262
Enel Finance International SA 5.7% 1/15/13 (c)	837,000	842,024
Entergy Louisiana LLC 1.875% 12/15/14	370,000	379,116
FirstEnergy Solutions Corp.:
4.8% 2/15/15	4,500,000	4,847,306
6.05% 8/15/21	268,000	305,543
LG&E and KU Energy LLC:
2.125% 11/15/15	461,000	468,946
3.75% 11/15/20	91,000	94,706
Nevada Power Co. 6.5% 8/1/18	1,458,000	1,833,088
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,132,000	1,143,203
Pepco Holdings, Inc. 2.7% 10/1/15	977,000	1,013,007
Progress Energy, Inc. 4.4% 1/15/21	741,000	831,275
Sierra Pacific Power Co. 5.45% 9/1/13	1,449,000	1,500,411
Southern Co. 2.375% 9/15/15	719,000	752,597
		29,129,375
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	206,000	230,756
Multi-Utilities - 3.5%
Dominion Resources, Inc.:
1.95% 8/15/16	449,000	465,127
2.6623% 9/30/66 (e)	3,011,000	2,828,774
7.5% 6/30/66 (e)	3,029,000	3,362,190
National Grid PLC 6.3% 8/1/16	1,035,000	1,204,703
NiSource Finance Corp.:
4.45% 12/1/21	283,000	315,130
5.4% 7/15/14	1,251,000	1,338,113
6.15% 3/1/13	4,060,000	4,109,893
6.4% 3/15/18	1,231,000	1,485,336
Sempra Energy:
2% 3/15/14	4,305,000	4,374,392
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 282,000	$ 283,653
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	2,428,000	2,622,240
		22,389,551
TOTAL UTILITIES		51,749,682
TOTAL NONCONVERTIBLE BONDS (Cost $480,590,196)		525,356,840
U.S. Treasury Obligations - 12.2%

U.S. Treasury Notes:
1% 9/30/19	10,261,000	10,258,599
1.75% 5/15/22	66,220,000	67,503,002
TOTAL U.S. TREASURY OBLIGATIONS (Cost $76,896,880)		77,761,601
Municipal Securities - 0.6%

Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $3,431,815)	3,260,000	3,758,519
Foreign Government and Government Agency Obligations - 0.3%

Russian Federation:
3.25% 4/4/17 (c)	1,600,000	1,698,080
4.5% 4/4/22 (c)	400,000	453,520
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,991,620)		2,151,600
Bank Notes - 1.6%

Wachovia Bank NA 6% 11/15/17 (Cost $8,056,055)	8,708,000	10,491,120
Preferred Securities - 0.4%
	Principal Amount	Value
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $2,216,965)	$ 2,200,000	$ 2,471,510
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.19% (a) (Cost $12,765,544)	12,765,544	12,765,544
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $585,949,075)		634,756,734
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,918,524
NET ASSETS - 100%		$ 638,675,258
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,091,966 or 14.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,924
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 525,356,840	$ -	$ 525,356,840	$ -
U.S. Government and Government Agency Obligations	77,761,601	-	77,761,601	-
Municipal Securities	3,758,519	-	3,758,519	-
Foreign Government and Government Agency Obligations	2,151,600	-	2,151,600	-
Bank Notes	10,491,120	-	10,491,120	-
Preferred Securities	2,471,510	-	2,471,510	-
Money Market Funds	12,765,544	12,765,544	-	-
Total Investments in Securities:	$ 634,756,734	$ 12,765,544	$ 621,991,190	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $582,553,376. Net unrealized appreciation aggregated $52,203,358, of which $52,495,597 related to appreciated investment securities and $292,239 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on January 4, 2013, ("liquidation date"), the Fund was liquidated pursuant to a Plan of Liquidation and Dissolution (the "Plan") approved by the Fund's Board of Directors in November 2012. Under the Plan, the Fund distributed securities, including accrued interest and cash, of $635,284,125 to its partners pro rata at the net asset value of $113.74 per share of the Fund determined as of the close of business on the liquidation date using the security valuation procedures discussed above. All of the Fund's partners were registered open-end management investment companies managed by Fidelity Management & Research Company or an affiliate. Because the Fund is a partnership for tax purposes, the liquidation will generally be tax free to the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed Securities Central Fund

November 30, 2012

1.841407.106

MBSCEN-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 106.1%
	Principal Amount	Value
Fannie Mae - 67.0%
1.865% 9/1/37 (c)	$ 118,853	$ 122,961
2.125% 10/1/34 (c)	41,607	43,583
2.225% 10/1/33 (c)	23,407	24,639
2.255% 1/1/35 (c)	29,934	31,537
2.255% 1/1/35 (c)	2,243,722	2,357,961
2.26% 2/1/33 (c)	22,401	23,517
2.285% 12/1/34 (c)	381,317	401,211
2.285% 3/1/35 (c)	351,337	370,967
2.304% 10/1/33 (c)	200,958	212,284
2.315% 7/1/35 (c)	181,327	191,118
2.332% 3/1/35 (c)	589,612	630,030
2.425% 3/1/35 (c)	62,608	64,859
2.49% 12/1/34 (c)	102,547	108,912
2.5% 8/1/22 to 12/1/27	356,100,236	372,706,543
2.5% 12/1/27 (a)	13,400,000	14,014,424
2.5% 12/1/42 (a)	224,300,000	229,672,546
2.524% 10/1/33 (c)	882,582	942,465
2.559% 1/1/35 (c)	1,719,342	1,831,954
2.559% 6/1/36 (c)	261,943	280,880
2.605% 7/1/34 (c)	234,671	249,294
2.606% 7/1/34 (c)	1,523,724	1,634,229
2.611% 5/1/36 (c)	1,065,791	1,130,037
2.63% 6/1/47 (c)	980,894	1,054,767
2.639% 3/1/33 (c)	889,841	949,929
2.71% 9/1/35 (c)	842,004	905,417
2.729% 7/1/35 (c)	1,073,078	1,141,693
2.751% 11/1/36 (c)	813,461	874,725
2.753% 9/1/36 (c)	540,647	581,364
2.781% 9/1/36 (c)	783,203	842,188
2.827% 5/1/35 (c)	2,158,102	2,316,947
2.877% 5/1/36 (c)	1,737,989	1,847,252
3% 12/1/25 to 4/1/32	216,322,106	228,217,915
3% 12/1/27 (a)	8,100,000	8,539,171
3% 12/1/27 (a)	126,800,000	133,674,931
3% 12/1/42 (a)	126,800,000	133,358,007
3% 12/1/42 (a)	16,500,000	17,353,368
3% 12/1/42 (a)	14,300,000	15,039,586
3% 1/1/43 (a)	179,300,000	188,160,056
3.155% 9/1/37 (c)	162,468	174,704
3.367% 9/1/41 (c)	3,960,293	4,187,571
3.469% 3/1/40 (c)	7,028,184	7,342,683
3.488% 12/1/39 (c)	5,295,616	5,559,026
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.494% 6/1/36 (c)	$ 3,378,862	$ 3,573,370
3.5% 11/1/25 to 11/1/42	728,005,172	781,144,662
3.5% 12/1/27 (a)	5,400,000	5,726,641
3.5% 7/1/42	94,226	101,289
3.5% 7/1/42	213,517	228,922
3.5% 12/1/42 (a)	273,000,000	291,299,545
3.5% 12/1/42	214,200,000	228,558,104
3.5% 12/1/42 (a)	258,900,000	276,254,404
3.5% 12/1/42 (a)	75,000,000	80,027,348
3.5% 12/1/42 (a)	74,500,000	79,493,832
3.5% 12/1/42 (a)	63,700,000	67,969,894
3.5% 12/1/42 (a)	135,100,000	144,155,929
3.5% 1/1/43 (a)	322,600,000	343,518,578
3.5% 1/1/43 (a)	67,000,000	71,344,528
3.5% 1/1/43 (a)	200,000,000	212,968,740
3.5% 1/1/43 (a)	135,900,000	144,712,259
3.5% 1/1/43 (a)	110,000,000	117,132,807
4% 8/1/19 to 7/1/42	1,426,344,916	1,543,647,530
4% 12/1/27 (a)	23,200,000	24,817,012
4% 12/1/27 (a)	6,800,000	7,273,952
4% 1/1/28 (a)	13,800,000	14,749,446
4% 9/1/41	1,773,616	1,915,219
4% 10/1/41	55,948,537	60,946,465
4% 12/1/42 (a)	28,400,000	30,426,681
4% 12/1/42 (a)	24,100,000	25,819,824
4% 12/1/42 (a)	24,100,000	25,819,824
4% 12/1/42 (a)	43,600,000	46,711,383
4% 1/1/43 (a)	40,900,000	43,786,755
4% 1/1/43 (a)	75,700,000	81,042,967
4% 1/1/43 (a)	43,600,000	46,677,323
4.5% 4/1/21 to 11/1/41	978,673,470	1,066,582,392
4.5% 12/1/27 (a)	6,800,000	7,314,311
4.5% 2/1/41	1,216,024	1,310,360
4.5% 12/1/42 (a)	95,500,000	102,931,094
4.5% 12/1/42 (a)	95,500,000	102,931,094
4.5% 1/1/43 (a)	65,100,000	70,127,452
5% 3/1/18 to 8/1/40	507,392,472	553,612,766
5% 12/1/42 (a)	49,000,000	53,096,091
5.5% 12/1/17 to 6/1/40	885,900,846	971,924,651
5.5% 4/1/34	5,098	5,605
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 12/1/42 (a)	$ 53,200,000	$ 57,822,452
5.617% 7/1/37 (c)	953,541	1,038,987
5.984% 3/1/37 (c)	501,023	538,756
6% 2/1/17 to 1/1/42	583,059,478	648,326,297
6% 12/1/42 (a)	46,000,000	50,427,836
6% 12/1/42 (a)	40,000,000	43,850,292
6.022% 8/1/46 (c)	433,201	472,020
6.312% 4/1/37 (c)	907,734	973,270
6.5% 12/1/12 to 4/1/37	33,962,040	37,725,573
7% 5/1/13 to 7/1/37	15,858,769	18,128,251
7.5% 10/1/15 to 2/1/32	6,342,481	7,412,944
8% 12/1/17 to 3/1/37	254,923	307,172
8.5% 1/1/15 to 7/1/31	144,362	162,808
9.5% 4/1/16 to 2/1/25	299,150	327,847
10% 8/1/17	304	328
10.75% 5/1/14	1,436	1,455
11.25% 5/1/14	77	78
12.5% 8/1/15 to 3/1/16	200	212
		9,978,364,877
Freddie Mac - 23.0%
1.875% 8/1/37 (c)	199,095	205,982
2.161% 6/1/33 (c)	1,945,707	2,052,659
2.195% 3/1/35 (c)	924,582	968,865
2.2% 3/1/37 (c)	251,928	266,574
2.287% 1/1/36 (c)	502,572	534,139
2.336% 11/1/35 (c)	1,419,365	1,517,071
2.351% 12/1/35 (c)	1,872,924	1,983,365
2.352% 3/1/36 (c)	1,314,018	1,393,673
2.357% 5/1/37 (c)	569,797	607,933
2.361% 2/1/37 (c)	1,285,720	1,350,122
2.375% 5/1/37 (c)	417,129	445,424
2.398% 6/1/33 (c)	6,326,771	6,740,954
2.47% 8/1/37 (c)	879,176	943,047
2.478% 6/1/37 (c)	214,540	228,114
2.492% 4/1/35 (c)	292,314	313,324
2.563% 3/1/35 (c)	9,032,440	9,693,777
2.638% 4/1/37 (c)	757,539	814,591
2.7% 10/1/35 (c)	1,853,543	1,963,262
2.726% 10/1/36 (c)	2,404,442	2,571,705
2.76% 6/1/37 (c)	173,435	186,264
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.79% 6/1/37 (c)	$ 1,601,989	$ 1,722,638
2.83% 6/1/37 (c)	426,904	458,280
2.97% 4/1/37 (c)	43,011	46,250
2.989% 4/1/36 (c)	2,311,302	2,478,959
3% 12/1/42 (a)	126,800,000	132,892,423
3.056% 7/1/36 (c)	764,032	821,442
3.135% 3/1/33 (c)	58,416	62,250
3.454% 10/1/35 (c)	365,318	392,831
3.5% 4/1/32 to 11/1/42	463,451,548	496,378,167
3.5% 12/1/42 (a)	38,900,000	41,366,956
3.5% 12/1/42 (a)	149,500,000	158,980,976
3.5% 12/1/42 (a)	106,500,000	113,254,006
4% 6/1/24 to 5/1/42	600,632,092	647,104,185
4% 9/1/41	8,990,556	9,758,570
4% 12/1/42 (a)	27,800,000	29,636,179
4.5% 6/1/25 to 10/1/41	738,031,960	798,427,548
5% 6/1/20 to 4/1/41	290,846,731	315,874,641
5.08% 4/1/38 (c)	4,669,074	4,972,561
5.5% 10/1/17 to 4/1/41	427,542,908	463,741,282
6% 7/1/16 to 12/1/37	41,163,146	45,327,669
6.011% 4/1/37 (c)	348,289	373,955
6.076% 3/1/36 (c)	2,677,847	2,800,693
6.146% 6/1/36 (c)	423,858	452,184
6.404% 12/1/36 (c)	2,466,869	2,652,654
6.5% 1/1/13 to 9/1/39	86,859,997	97,113,020
7% 6/1/21 to 9/1/36	14,982,197	17,183,358
7.03% 6/1/36 (c)	132,578	142,435
7.5% 6/1/13 to 6/1/32	632,912	702,512
8% 7/1/16 to 1/1/37	552,715	654,331
8.5% 5/1/17 to 9/1/29	393,660	467,458
9% 10/1/16 to 10/1/20	12,544	13,233
9.5% 5/1/21 to 7/1/21	9,658	10,559
10% 11/15/18 to 8/1/21	3,462	3,776
11% 8/1/15 to 9/1/20	27,295	29,746
11.5% 10/1/15	1,499	1,567
12% 2/1/13 to 7/1/15	298	322
12.5% 6/1/19	270	284
13% 6/1/15	390	407
		3,421,081,152
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - 16.1%
3% 12/1/42 (a)	$ 217,600,000	$ 232,118,120
3.5% 12/15/41 to 7/15/42	30,338,555	33,135,458
4% 1/15/25 to 12/15/41	199,389,425	219,661,146
4.497% 1/20/62 (g)	11,886,782	13,672,414
4.5% 6/20/33 to 8/15/41	771,688,219	852,116,735
4.5% 12/1/42 (a)	5,100,000	5,555,082
4.564% 11/20/61 (g)	14,718,099	16,882,159
4.751% 12/20/60 (g)	31,757,357	36,077,977
4.814% 1/20/61 (g)	41,076,761	46,883,290
5% 12/15/32 to 9/15/41	487,137,223	538,017,322
5.294% 5/20/60 (g)	36,049,599	41,683,935
5.5% 4/15/29 to 9/15/39	39,655,583	43,892,961
5.513% 2/20/60 (g)	25,565,447	29,837,535
6% 4/15/28 to 11/15/39	83,199,429	93,284,991
6.5% 3/20/31 to 10/15/38	153,068,516	172,473,428
7% 6/15/22 to 3/15/33	12,851,213	14,919,210
7.5% 1/15/17 to 9/15/31	5,985,336	6,924,315
8% 8/15/16 to 11/15/29	2,224,746	2,588,966
8.5% 11/15/16 to 1/15/31	347,249	408,377
9% 8/15/19 to 1/15/23	20,870	23,344
9.5% 12/15/20 to 2/15/25	12,140	13,403
10.5% 4/15/14 to 1/20/18	72,518	79,413
11% 7/20/13 to 9/20/19	21,848	23,791
		2,400,273,372
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,500,925,680)		15,799,719,401
Collateralized Mortgage Obligations - 9.3%

U.S. Government Agency - 9.3%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.0075% 2/25/32 (c)	380,975	380,715
Series 2002-39 Class FD, 1.2075% 3/18/32 (c)	540,534	543,984
Series 2002-60 Class FV, 1.2075% 4/25/32 (c)	821,052	835,621
Series 2002-63 Class FN, 1.2075% 10/25/32 (c)	1,032,661	1,038,262
Series 2002-7 Class FC, 0.9575% 1/25/32 (c)	427,469	433,662
Series 2002-94 Class FB, 0.6075% 1/25/18 (c)	986,799	991,009
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2003-118 Class S, 7.8925% 12/25/33 (c)(d)(f)	$ 13,895,443	$ 2,462,774
Series 2006-104 Class GI, 6.4725% 11/25/36 (c)(d)(f)	9,050,253	1,653,526
Series 2006-33 Class CF, 0.5075% 5/25/36 (c)	9,060,431	9,066,420
Series 2007-57 Class FA, 0.4375% 6/25/37 (c)	10,114,495	10,099,011
Series 2008-76 Class EF, 0.7075% 9/25/23 (c)	7,753,121	7,784,976
Series 2011-104 Class FN, 0.5575% 3/25/39 (c)	37,580,698	37,702,986
Series 2011-128 Class FQ, 0.5775% 3/25/39 (c)	19,415,432	19,507,424
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	530,146	593,994
Series 1993-207 Class H, 6.5% 11/25/23	7,460,628	8,445,120
Series 1994-23 Class PZ, 6% 2/25/24	13,837,534	16,209,759
Series 1996-28 Class PK, 6.5% 7/25/25	2,386,138	2,702,486
Series 1999-17 Class PG, 6% 4/25/29	6,934,709	7,718,734
Series 1999-32 Class PL, 6% 7/25/29	5,598,754	6,253,745
Series 1999-33 Class PK, 6% 7/25/29	3,476,936	3,878,750
Series 2001-52 Class YZ, 6.5% 10/25/31	366,813	422,975
Series 2003-28 Class KG, 5.5% 4/25/23	4,881,686	5,421,453
Series 2004-21 Class QE, 4.5% 11/25/32	1,462,528	1,539,249
Series 2005-102 Class CO, 11/25/35 (e)	2,943,075	2,828,329
Series 2005-73 Class SA, 17.0105% 8/25/35 (c)(f)	2,690,084	3,295,823
Series 2005-81 Class PC, 5.5% 9/25/35	2,150,000	2,599,036
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	5,142,637
Series 2006-12 Class BO, 10/25/35 (e)	12,727,775	12,023,099
Series 2006-37 Class OW, 5/25/36 (e)	2,708,490	2,463,440
Series 2006-45 Class OP, 6/25/36 (e)	5,213,167	4,848,458
Series 2006-62 Class KP, 4/25/36 (e)	6,899,564	6,084,268
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,162,662	1,372,597
Series 1999-25 Class Z, 6% 6/25/29	4,650,493	5,213,944
Series 2001-20 Class Z, 6% 5/25/31	6,511,902	7,244,011
Series 2001-31 Class ZC, 6.5% 7/25/31	3,125,436	3,580,524
Series 2002-16 Class ZD, 6.5% 4/25/32	1,906,660	2,200,144
Series 2002-74 Class SV, 7.3425% 11/25/32 (c)(d)	6,096,658	1,394,334
Series 2002-79 Class Z, 5.5% 11/25/22	9,542,133	10,473,111
Series 2003-80 Class CG, 6% 4/25/30	408,279	412,220
Series 2010-50 Class FA, 0.5575% 1/25/24 (c)	2,704,069	2,711,052
Series 1993-165 Class SH, 19.1811% 9/25/23 (c)(f)	265,937	360,989
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2003-21 Class SK, 7.8925% 3/25/33 (c)(d)(f)	$ 1,021,544	$ 223,903
Series 2003-35 Class TQ, 7.2925%5/25/18 (c)(d)(f)	881,371	132,982
Series 2003-42 Class SJ, 6.8425% 11/25/22 (c)(d)(f)	655,129	41,764
Series 2005-104 Class NI, 6.4925% 3/25/35 (c)(d)(f)	26,397,598	4,182,185
Series 2007-57 Class SA, 39.375% 6/25/37 (c)(f)	3,027,804	5,566,476
Series 2007-66:
Class FB, 0.6075% 7/25/37 (c)	11,194,657	11,198,638
Class SA, 38.355% 7/25/37 (c)(f)	4,575,807	8,813,846
Class SB, 38.355% 7/25/37 (c)(f)	1,865,776	3,559,130
Series 2008-12 Class SG, 6.1425% 3/25/38 (c)(d)(f)	32,805,033	4,871,646
Series 2009-114 Class AI, 5% 12/25/23 (d)	9,191,228	705,895
Series 2009-16 Class SA, 6.0425% 3/25/24 (c)(d)(f)	8,482,478	742,873
Series 2009-76 Class MI, 5.5% 9/25/24 (d)	4,546,373	459,945
Series 2009-85 Class IB, 4.5% 8/25/24 (d)	4,174,756	403,371
Series 2009-93 Class IC, 4.5% 9/25/24 (d)	6,717,488	617,785
Series 2010-112 Class SG, 6.1525% 6/25/21 (c)(d)(f)	5,075,319	538,170
Series 2010-12 Class AI, 5% 12/25/18 (d)	16,711,967	2,017,748
Series 2010-135 Class LS, 5.8425% 12/25/40 (c)(d)(f)	25,321,670	3,815,834
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	18,842,113	2,745,398
Series 2010-17 Class DI, 4.5% 6/25/21 (d)	3,680,543	271,236
Series 2010-23:
Class AI, 5% 12/25/18 (d)	7,831,610	612,131
Class HI, 4.5% 10/25/18 (d)	5,060,146	498,750
Series 2010-29 Class LI, 4.5% 6/25/19 (d)	15,713,453	1,547,085
Series 2010-96 Class DI, 4% 5/25/23 (d)	7,474,433	276,718
Series 2010-97 Class CI, 4.5% 8/25/25 (d)	13,878,490	1,083,895
Series 2011-67 Class AI, 4% 7/25/26 (d)	7,970,772	724,676
Series 2011-83 Class DI, 6% 9/25/26 (d)	14,397,539	2,032,267
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (e)	17,977,673	17,224,537
Series 339:
Class 29, 5.5% 7/1/18 (d)	2,700,686	254,723
Class 5, 5.5% 8/1/33 (d)	3,686,979	457,376
Series 343 Class 16, 5.5% 5/1/34 (d)	2,858,993	386,809
Series 348 Class 14, 6.5% 8/1/34 (d)	1,943,202	412,792
Series 351:
Class 12, 5.5% 4/1/34 (d)	1,415,004	246,988
Class 13, 6% 3/1/34 (d)	1,771,809	321,400
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 359 Class 19, 6% 7/1/35 (d)	$ 1,622,956	$ 209,111
Series 384 Class 6, 5% 7/25/37 (d)	20,444,554	2,464,534
Freddie Mac:
floater:
Series 2412 Class FK, 1.008% 1/15/32 (c)	311,922	315,074
Series 2423 Class FA, 1.108% 3/15/32 (c)	476,028	482,583
Series 2424 Class FM, 1.208% 3/15/32 (c)	596,561	606,692
Series 2432:
Class FE, 1.108% 6/15/31 (c)	725,892	736,858
Class FG, 1.108% 3/15/32 (c)	270,202	273,899
Series 3222 Class HF, 0% 9/15/36 (c)	357,778	322,630
Series 3318 Class GY, 0% 5/15/37 (c)	69,744	69,177
Series 3835 Class FC, 0.558% 5/15/38 (c)	60,836,618	60,897,503
floater planned amortization class:
Series 3153 Class FX, 0.558% 5/15/36 (c)	16,647,515	16,675,247
Series 4097 Class FL. 0.558% 6/15/41 (c)	34,944,336	35,095,436
floater target amortization class Series 3366 Class FD, 0.458% 5/15/37 (c)	21,394,825	21,420,204
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (e)	10,533,799	8,953,268
Series 2095 Class PE, 6% 11/15/28	6,777,422	7,570,876
Series 2101 Class PD, 6% 11/15/28	540,919	601,321
Series 2121 Class MG, 6% 2/15/29	2,754,853	3,066,408
Series 2131 Class BG, 6% 3/15/29	18,374,306	20,503,025
Series 2137 Class PG, 6% 3/15/29	2,659,049	2,960,852
Series 2154 Class PT, 6% 5/15/29	4,365,879	4,862,489
Series 2162 Class PH, 6% 6/15/29	1,123,625	1,248,443
Series 2425 Class JH, 6% 3/15/17	1,163,906	1,254,087
Series 2520 Class BE, 6% 11/15/32	6,957,872	7,760,117
Series 2585 Class KS, 7.392% 3/15/23 (c)(d)(f)	580,347	90,003
Series 2590 Class YR, 5.5% 9/15/32 (d)	103,308	6,229
Series 2802 Class OB, 6% 5/15/34	10,455,000	12,065,765
Series 2937 Class KC, 4.5% 2/15/20 (b)	19,686,103	21,201,279
Series 2962 Class BE, 4.5% 4/15/20 (b)	15,015,000	16,351,811
Series 3002 Class NE, 5% 7/15/35	8,863,266	10,368,541
Series 3110 Class OP, 9/15/35 (e)	8,070,281	7,861,055
Series 3119 Class PO, 2/15/36 (e)	10,452,638	9,181,118
Series 3121 Class KO, 3/15/36 (e)	2,768,240	2,604,572
Series 3123 Class LO, 3/15/36 (e)	6,752,421	5,916,936
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3145 Class GO, 4/15/36 (e)	$ 6,069,958	$ 5,426,177
Series 3225 Class EO, 10/15/36 (e)	5,314,399	4,815,686
Series 3258 Class PM, 5.5% 12/15/36	6,379,440	7,250,168
Series 3415 Class PC, 5% 12/15/37	8,101,672	8,811,118
Series 3741 Class YU, 3.5% 11/15/22	27,656,066	29,080,878
Series 3786 Class HI, 4% 3/15/38 (d)	16,043,412	2,272,357
Series 3806 Class UP, 4.5% 2/15/41	27,999,619	30,845,928
Series 3832 Class PE, 5% 3/15/41	11,935,000	13,987,719
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,247,656	1,390,072
Series 2274 Class ZM, 6.5% 1/15/31	1,294,149	1,468,623
Series 2281 Class ZB, 6% 3/15/30	3,502,869	3,885,791
Series 2303 Class ZV, 6% 4/15/31	1,686,792	1,881,960
Series 2357 Class ZB, 6.5% 9/15/31	10,310,762	11,704,615
Series 2502 Class ZC, 6% 9/15/32	3,510,951	3,944,666
Series 2519 Class ZD, 5.5% 11/15/32	7,352,539	8,075,481
Series 2546 Class MJ, 5.5% 3/15/23	2,861,239	3,227,482
Series 2575 Class ID, 5.5% 8/15/22 (d)	44,213	631
Series 2601 Class TB, 5.5% 4/15/23	869,000	1,003,569
Series 2817 Class SD, 6.842% 7/15/30 (c)(d)(f)	838,992	60,843
Series 2998 Class LY, 5.5% 7/15/25	2,011,000	2,325,919
Series 3013 Class VJ, 5% 1/15/14	433,895	443,333
Series 2844:
Class SC, 45.448% 8/15/24 (c)(f)	175,053	344,374
Class SD, 83.746% 8/15/24 (c)(f)	257,536	615,445
Series 2947 Class XZ, 6% 3/15/35	8,633,473	10,356,440
Series 3244 Class SG, 6.452% 11/15/36 (c)(d)(f)	12,758,782	2,275,562
Series 3284 Class CI, 5.912% 3/15/37 (c)(d)	36,744,572	6,333,739
Series 3287 Class SD, 6.542% 3/15/37 (c)(d)(f)	22,653,429	4,782,322
Series 3297 Class BI, 6.552% 4/15/37 (c)(d)(f)	32,259,022	6,824,103
Series 3772 Class BI, 4.5% 10/15/18 (d)	17,797,937	1,254,557
Series 3949 Class MK, 4.5% 10/15/34	7,850,000	8,892,223
target amortization class Series 2156 Class TC, 6.25% 5/15/29	3,590,356	4,016,275
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (c)	1,017,490	1,030,781
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	3,033,762	3,377,695
Series 2056 Class Z, 6% 5/15/28	4,930,287	5,489,222
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.476% 6/16/37 (c)(d)(f)	$ 6,522,433	$ 1,359,265
Series 2010-H03 Class FA, 0.761% 3/20/60 (c)(g)	44,203,867	44,279,942
Series 2010-H17 Class FA, 0.541% 7/20/60 (c)(g)	5,248,136	5,185,820
Series 2010-H18 Class AF,0.5145% 9/20/60 (c)(g)	5,590,785	5,536,275
Series 2010-H19 Class FG,0.5145% 8/20/60 (c)(g)	7,192,440	7,123,579
Series 2010-H27 Series FA, 0.5945% 12/20/60 (c)(g)	11,279,571	11,214,387
Series 2011-H03 Class FA,0.7145% 1/20/61 (c)(g)	60,500,493	60,530,199
Series 2011-H05 Class FA, 0.7145% 12/20/60 (c)(g)	19,478,175	19,487,681
Series 2011-H07 Class FA,0.7145% 2/20/61 (c)(g)	32,744,361	32,760,406
Series 2011-H12 Class FA,0.7045% 2/20/61 (c)(g)	46,658,499	46,635,543
Series 2011-H13 Class FA,0.7145% 4/20/61 (c)(g)	19,082,412	19,091,496
Series 2011-H14:
Class FB, 0.7145% 5/20/61 (c)(g)	21,012,469	21,023,732
Class FC, 0.7145% 5/20/61 (c)(g)	21,110,650	21,121,269
Series 2011-H17 Class FA,0.7445% 6/20/61 (c)(g)	27,330,587	27,380,548
Series 2011-H21 Class FA, 0.8145% 10/20/61 (c)(g)	31,279,653	31,444,966
Series 2012-74 Class FL, 0.4575% 5/20/41 (c)	13,797,815	13,760,179
Series 2012-H01 Class FA, 0.9145% 11/20/61 (c)(g)	25,210,322	25,478,307
Series 2012-H03 Class FA,0.9145% 1/20/62 (c)(g)	15,389,882	15,556,093
Series 2012-H06 Class FA,0.8445% 1/20/62 (c)(g)	24,007,496	24,175,764
Series 2012-H07 Class FA,0.8445% 3/20/62 (c)(g)	14,140,483	14,244,967
Series 2012-H26, Class CA, 0.7435% 7/20/60 (c)(g)	49,941,729	49,941,729
floater sequential payer Series 2012-13 Class KF, 0.5075% 7/20/38 (c)	25,385,428	25,443,931
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	5,436,250	6,129,884
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	$ 1,931,705	$ 2,253,548
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	11,392,394	2,227,125
Series 2011-79 Class PO, 6/20/40 (e)	35,754,064	32,524,160
Series 2004-73 Class AL, 6.9925% 8/17/34 (c)(d)(f)	3,217,934	734,637
Series 2004-32 Class GS, 6.286% 5/16/34 (c)(d)(f)	2,782,147	590,405
Series 2007-35 Class SC, 38.916% 6/16/37 (c)(f)	278,096	556,843
Series 2010-91 Class PO, 7/20/40 (e)	10,833,340	9,789,756
Series 2010-H010 Class FA, 0.541% 5/20/60 (c)(g)	15,583,669	15,415,271
Series 2012-76 Class GS, 6.486% 6/16/42 (c)(d)(f)	13,858,262	2,329,129
Series 2012-97 Class JS, 6.0425% 8/16/42 (c)(d)(f)	40,035,635	7,348,024
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,335,269,231)		1,381,091,380
Commercial Mortgage Securities - 0.4%

Freddie Mac pass thru-certificates floater Series KF01 Class A, 0.5643% 4/25/19 (c) (Cost $54,123,027)	54,123,027	54,110,146
Cash Equivalents - 12.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) # (Cost $1,906,685,000)	$ 1,906,718,774	1,906,685,000
TOTAL INVESTMENT PORTFOLIO - 128.6% (Cost $18,797,002,938)		19,141,605,927
NET OTHER ASSETS (LIABILITIES) - (28.6)%		(4,255,490,097)
NET ASSETS - 100%		$ 14,886,115,830
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 12/1/27	$ (2,200,000)	$ (2,300,876)
2.5% 1/1/43	(224,300,000)	(229,251,983)
3% 12/1/27	(1,200,000)	(1,265,062)
3% 12/1/27	(1,300,000)	(1,370,484)
3% 12/1/42	(126,800,000)	(133,358,007)
3% 12/1/42	(2,400,000)	(2,524,126)
3.5% 12/1/27	(900,000)	(954,440)
3.5% 12/1/42	(149,500,000)	(159,521,179)
3.5% 12/1/42	(74,500,000)	(79,493,832)
3.5% 12/1/42	(322,600,000)	(344,224,297)
3.5% 12/1/42	(63,700,000)	(67,969,894)
3.5% 12/1/42	(11,100,000)	(11,844,047)
3.5% 12/1/42	(2,000,000)	(2,134,063)
3.5% 12/1/42	(200,000,000)	(213,406,260)
3.5% 12/1/42	(135,900,000)	(145,009,554)
3.5% 12/1/42	(135,100,000)	(144,155,929)
4% 12/1/27	(2,600,000)	(2,781,217)
4% 12/1/27	(6,800,000)	(7,273,952)
4% 12/1/27	(13,800,000)	(14,761,843)
4% 12/1/27	(6,800,000)	(7,273,952)
4% 12/1/42	(11,600,000)	(12,427,799)
4% 12/1/42	(40,900,000)	(43,818,706)
4% 12/1/42	(24,100,000)	(25,819,824)
4% 12/1/42	(43,600,000)	(46,711,383)
4% 1/1/43	(12,500,000)	(13,382,260)
4.5% 12/1/27	(6,800,000)	(7,314,311)
4.5% 12/1/42	(14,700,000)	(15,843,844)
4.5% 12/1/42	(15,700,000)	(16,921,656)
4.5% 12/1/42	(65,100,000)	(70,165,594)
4.5% 12/1/42	(95,500,000)	(102,931,094)
5% 12/1/42	(8,100,000)	(8,777,109)
5.5% 12/1/42	(8,300,000)	(9,021,172)
5.5% 12/1/42	(10,400,000)	(11,303,637)
6% 12/1/42	(40,000,000)	(43,850,292)
6% 12/1/42	(6,000,000)	(6,577,544)
6% 12/1/42	(40,000,000)	(43,850,292)
TOTAL FANNIE MAE		(2,049,591,514)
Freddie Mac
3.5% 12/1/42	(38,900,000)	(41,366,956)
3.5% 12/1/42	(106,500,000)	(113,254,006)
TBA Sale Commitments - continued
	Principal Amount	Value
Freddie Mac - continued
3.5% 12/1/42	$ (43,000,000)	$ (45,726,970)
3.5% 12/1/42	(106,500,000)	(113,254,006)
TOTAL FREDDIE MAC		(313,601,938)
Ginnie Mae
4.5% 12/1/42	(22,000,000)	(23,963,100)
TOTAL TBA SALE COMMITMENTS (Proceeds $2,383,539,293)		$ (2,387,156,552)
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase, Inc.	Jun. 2014	$ 13,600,000	3-month LIBOR	0.54%	$ (62,299)	$ 0	$ (62,299)
JPMorgan Chase, Inc.	Feb. 2017	130,000,000	3-month LIBOR	1%	(2,523,287)	0	(2,523,287)
JPMorgan Chase, Inc.	Jun. 2017	25,700,000	3-month LIBOR	1%	(492,090)	0	(492,090)
JPMorgan Chase, Inc.	Jun. 2017	15,500,000	3-month LIBOR	0.98%	(271,409)	0	(271,409)
Credit Suisse First Boston	Aug. 2021	59,500,000	3-month LIBOR	2.85%	(7,466,585)	0	(7,466,585)
JPMorgan Chase, Inc.	Jun. 2022	22,600,000	3-month LIBOR	1.78%	(530,134)	0	(530,134)
Credit Suisse First Boston	Aug. 2041	39,100,000	3-month LIBOR	3.75%	(10,532,381)	0	(10,532,381)
JPMorgan Chase, Inc.	Jun. 2042	4,200,000	3-month LIBOR	2.45%	69,240	0	69,240
TOTAL INTEREST RATE SWAPS					$ (21,808,945)	$ 0	$ (21,808,945)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $21,947,242.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,906,685,000 due 12/03/12 at 0.21%
Citigroup Global Markets, Inc.	$ 382,638,737
Credit Suisse Securities (USA) LLC	289,422,329
HSBC Securities (USA), Inc.	510,184,983
Merrill Lynch, Pierce, Fenner & Smith, Inc.	561,203,480
Mizuho Securities USA, Inc.	35,689,225
UBS Securities LLC	127,546,246
$ 1,906,685,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $18,797,120,158. Net unrealized appreciation aggregated $344,485,769, of which $365,293,703 related to appreciated investment securities and $20,807,934 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013